Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0001588272
Registrant Name	NexPoint Capital, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES